CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Sep. 30, 2020 $ / shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2019 $ / shares	Sep. 30, 2019 CNY (¥) shares
Ordinary shares, par value | $ / shares	$ 0.00001		$ 0.00001
Ordinary shares, shares authorized		50,000,000,000		3,500,000,000
Ordinary shares, shares issued		1,436,010,850		430,450,490
Ordinary shares, shares outstanding		1,436,010,850		430,450,490
Series B Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value | $ / shares	0.00001		0.00001
Convertible redeemable preferred shares, shares authorized		160,000,000		160,000,000
Convertible redeemable preferred shares, shares issued		160,000,000		160,000,000
Convertible redeemable preferred shares, shares outstanding		160,000,000		160,000,000
Convertible redeemable preferred shares, liquidation value | ¥		¥ 0		¥ 233,350
Series C Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value | $ / shares	0.00001		0.00001
Convertible redeemable preferred shares, shares authorized		120,000,000		120,000,000
Convertible redeemable preferred shares, shares issued		120,000,000		120,000,000
Convertible redeemable preferred shares, shares outstanding		120,000,000		120,000,000
Convertible redeemable preferred shares, liquidation value | ¥		¥ 0		¥ 287,231
Series C1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value | $ / shares	0.00001		0.00001
Convertible redeemable preferred shares, shares authorized		103,500,000		103,500,000
Convertible redeemable preferred shares, shares issued		103,500,000		103,500,000
Convertible redeemable preferred shares, shares outstanding		103,500,000		103,500,000
Convertible redeemable preferred shares, liquidation value | ¥		¥ 0		¥ 255,213
Series C-2 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value | $ / shares	0.00001		0.00001
Convertible redeemable preferred shares, shares authorized		273,360,850		273,360,850
Convertible redeemable preferred shares, shares issued		273,360,850		273,360,850
Convertible redeemable preferred shares, shares outstanding		273,360,850		273,360,850
Convertible redeemable preferred shares, liquidation value | ¥		¥ 0		¥ 595,962
Series A Non-redeemable Preferred Shares
Preferred shares, par value | $ / shares	$ 0.00001		$ 0.00001
Preferred shares, shares authorized		0		255,549,510
Preferred shares, shares issued		0		255,549,510
Preferred shares, shares outstanding		0		255,549,510